ACQUISITIONS (Acquisition of Holsun) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Holsun [Member] CNY	Dec. 31, 2013 Holsun [Member] CNY	Dec. 31, 2012 Holsun [Member] CNY	Dec. 31, 2012 Holsun [Member] Trade name [Member] CNY	Dec. 31, 2012 Holsun [Member] Customer list [Member] CNY
Business Acquisition [Line Items]
Initial purchase consideration							19,300,000
Contingent purchase consideration, amount paid	3,067,351	19,031,687	18,300,000	6,000,000	7,421,246	13,300,000	6,000,000
Second maximum contingent consideration							9,000,000
Contingent consideration liability, current							6,900,334
Accrued purchase consideration	1,274,414	7,907,229	8,083,545	13,300,000		8,083,545
Contingent liability settled with cooperation deposit reclassification					400,000
Contingent liability settled with reversed accrued loyalty points					165,339
Fair value changes of contingent consideration	(15,627)	(96,960)	1,062,426		96,600
Recognized difference of fair value of contingent consideration						1,183,211
Indemnification asset							371,000
Intangible assets with definite lives							9,480,000	6,580,000	2,900,000
Goodwill	29,223,804	181,322,013	96,255,546	77,782,117			16,720,334
Total purchase consideration							26,571,334
Useful lives								3 years	5 years